UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number 811-10153

             Oppenheimer Select Managers Series - Jennison Growth Fund
             ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  May 31, 2003 / Unaudited


                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Common Stocks--96.2%
--------------------------------------------------------------------------------
 Consumer Discretionary--21.4%
--------------------------------------------------------------------------------
 Automobiles--1.2%
 Harley-Davidson, Inc.                                      3,400       $143,344
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.9%
 Marriott International,
 Inc., Cl. A                                                3,400        132,940
--------------------------------------------------------------------------------
 Starbucks Corp. 1                                          8,700        214,377
                                                                     -----------
                                                                         347,317

--------------------------------------------------------------------------------
 Internet & Catalog Retail--0.8%
 eBay, Inc. 1                                                 900         91,539
--------------------------------------------------------------------------------
 Media--6.5%
 Clear Channel
 Communications, Inc. 1                                     2,400         97,680
--------------------------------------------------------------------------------
 New York Times Co.,
 Cl. A                                                      2,000         95,800
--------------------------------------------------------------------------------
 Omnicom Group, Inc.                                          900         62,829
--------------------------------------------------------------------------------
 Univision Communications,
 Inc., Cl. A 1                                              5,700        170,145
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1                                      7,700        350,504
                                                                     -----------
                                                                         776,958

--------------------------------------------------------------------------------
 Multiline Retail--5.5%
 Kohl's Corp. 1                                             6,300        329,805
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                      6,200        326,182
                                                                     -----------
                                                                         655,987

--------------------------------------------------------------------------------
 Specialty Retail--4.5%
 Bed Bath &
 Beyond, Inc. 1                                             6,200        259,408
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                          2,300         97,198
--------------------------------------------------------------------------------
 Tiffany & Co.                                              5,300        173,628
                                                                     -----------
                                                                         530,234

--------------------------------------------------------------------------------
 Consumer Staples--4.6%
--------------------------------------------------------------------------------
 Beverages--1.6%
 Anheuser-Busch
 Cos., Inc.                                                 3,500        184,205
--------------------------------------------------------------------------------
 Food & Staples Retailing--0.8%
 Walgreen Co.                                                 300          9,237
--------------------------------------------------------------------------------
 Whole Foods
 Market, Inc. 1                                             1,600         87,280
                                                                     -----------
                                                                          96,517



                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Household Products--1.5%
 Procter & Gamble
 Corp. (The)                                                2,000       $183,640
--------------------------------------------------------------------------------
 Personal Products--0.7%
 Avon Products, Inc.                                        1,400         85,316
--------------------------------------------------------------------------------
 Energy--4.9%
--------------------------------------------------------------------------------
 Energy Equipment & Services--2.9%
 BJ Services Co. 1                                          1,400         56,994
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                          6,000        291,720
                                                                     -----------
                                                                         348,714

--------------------------------------------------------------------------------
 Oil & Gas--2.0%
 TotalFinaElf SA,
 Sponsored ADR                                              3,200        235,360
--------------------------------------------------------------------------------
 Financials--12.8%
--------------------------------------------------------------------------------
 Commercial Banks--1.4%
 Bank One Corp.                                             4,500        168,120
--------------------------------------------------------------------------------
 Diversified Financial Services--7.4%
 American Express Co.                                       7,400        308,284
--------------------------------------------------------------------------------
 Citigroup, Inc.                                            4,300        176,386
--------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc. (The)                                          2,900        236,350
--------------------------------------------------------------------------------
 Merrill Lynch &
 Co., Inc.                                                  3,700        160,210
                                                                     -----------
                                                                         881,230

--------------------------------------------------------------------------------
 Insurance--4.0%
 American International
 Group, Inc.                                                5,300        306,764
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                     2,000        174,100
                                                                     -----------
                                                                         480,864

--------------------------------------------------------------------------------
 Health Care--19.1%
--------------------------------------------------------------------------------
 Biotechnology--7.6%
 Amgen, Inc. 1                                              6,500        420,615
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                          3,400        212,874
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                                    2,900        153,004
--------------------------------------------------------------------------------
 Medimmune, Inc. 1                                          3,300        116,985
                                                                     -----------
                                                                         903,478

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.0%
 Medtronic, Inc.                                            2,400        116,952
--------------------------------------------------------------------------------
 Pharmaceuticals--10.5%
 Abbott Laboratories                                        6,300        280,665
--------------------------------------------------------------------------------
 Allergan, Inc.                                             1,800        129,798


              4 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

                                                                    Market Value
                                                            Shares    See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals Continued
 AstraZeneca plc,
 Sponsored ADR                                               2,700      $111,348
--------------------------------------------------------------------------------
 Forest Laboratories,
 Inc. 1                                                      3,100       156,550
--------------------------------------------------------------------------------
 Johnson & Johnson                                           4,000       217,400
--------------------------------------------------------------------------------
 Pfizer, Inc.                                                6,940       215,279
--------------------------------------------------------------------------------
 Teva Pharmaceutical
 Industries Ltd.,
 Sponsored ADR                                               2,900       146,998
                                                                     -----------
                                                                       1,258,038

--------------------------------------------------------------------------------
 Industrials--4.5%
--------------------------------------------------------------------------------
 Aerospace & Defense--0.7%
 Lockheed Martin Corp.                                       1,200        55,704
--------------------------------------------------------------------------------
 Northrop Grumman
 Corp                                                          300        26,385
                                                                     -----------
                                                                          82,089

--------------------------------------------------------------------------------
 Commercial Services & Supplies--1.7%
 First Data Corp.                                            3,300       136,686
--------------------------------------------------------------------------------
 Paychex, Inc.                                               1,900        57,988
                                                                     -----------
                                                                         194,674

--------------------------------------------------------------------------------
 Industrial Conglomerates--2.1%
 3M Co.                                                      2,000       252,940
--------------------------------------------------------------------------------
 Information Technology--26.8%
--------------------------------------------------------------------------------
 Communications Equipment--4.9%
 Cisco Systems, Inc. 1                                      21,100       343,508
--------------------------------------------------------------------------------
 Nokia Corp., Sponsored
 ADR, A Shares                                              13,300       239,932
                                                                     -----------
                                                                         583,440

--------------------------------------------------------------------------------
 Computers & Peripherals--5.7%
 Dell Computer Corp. 1                                       8,500       265,965
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                                        12,900       251,550
--------------------------------------------------------------------------------
 International Business
 Machines Corp.                                              1,900       167,276
                                                                     -----------
                                                                         684,791

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.1%
 Agilent Technologies,
 Inc. 1                                                        600        10,878
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--11.7%
 Analog Devices, Inc. 1                                      1,700        65,535
--------------------------------------------------------------------------------
 Applied Materials, Inc. 1                                  10,300       160,268
--------------------------------------------------------------------------------
 Intel Corp.                                                15,300       318,852




                                                                    Market Value
                                                            Shares    See Note 1
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment Continued
 KLA-Tencor Corp. 1                                          3,400      $157,182
--------------------------------------------------------------------------------
 Novellus Systems, Inc. 1                                    4,900       169,785
--------------------------------------------------------------------------------
 STMicroelectronics NV,
 NY Registered Shares                                        6,700       152,827
--------------------------------------------------------------------------------
 Texas Instruments, Inc.                                     9,000       184,500
--------------------------------------------------------------------------------
 Xilinx, Inc. 1                                              6,000       179,220
                                                                     -----------
                                                                       1,388,169

--------------------------------------------------------------------------------
 Software--4.4%
 Microsoft Corp.                                            13,500       332,235
--------------------------------------------------------------------------------
 SAP AG (Systeme,
 Anwendungen, Produkte
 in der Datenverarbeitung),
 Sponsored ADR                                               6,600       187,968
                                                                     -----------
                                                                         520,203

--------------------------------------------------------------------------------
 Telecommunication Services--2.1%
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--2.1%
 Vodafone Group plc,
 Sponsored ADR 1                                            11,300       247,583
                                                                     -----------
 Total Common Stocks
 (Cost $10,666,076)                                                   11,452,580

                                                         Principal
                                                            Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--3.1%
--------------------------------------------------------------------------------

 Undivided interest of 0.11% in joint
 repurchase agreement (Market Value
 $348,378,000) with Banc One Capital
 Markets, Inc., 1.23%, dated 5/30/03, to
 be repurchased at $373,038 on 6/2/03,
 collateralized by U.S. Treasury Bonds,
 3.375%, 4/30/04, with a value of
 $355,526,284
 (Cost $373,000)                                         $373,000        373,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $11,039,076)                                          99.3%    11,825,580
--------------------------------------------------------------------------------
 Other Assets Net
 of Liabilities                                               0.7         86,963
                                                            --------------------
 Net Assets                                                 100.0%   $11,912,543
                                                            ====================


Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

              5 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2003
----------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $11,039,076)--see accompanying statement  $11,825,580
----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                          126,401
 Shares of beneficial interest sold                                         44,583
 Interest and dividends                                                     15,813
 Other                                                                         564
                                                                       -----------
 Total assets                                                           12,012,941

----------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                                      74,724
 Legal, auditing and other professional fees                                 9,446
 Shares of beneficial interest redeemed                                      7,040
 Distribution and service plan fees                                          3,118
 Transfer and shareholder servicing agent fees                               3,070
 Shareholder reports                                                         1,233
 Trustees' compensation                                                        111
 Other                                                                       1,656
                                                                       -----------
 Total liabilities                                                         100,398

----------------------------------------------------------------------------------
 Net Assets                                                            $11,912,543
                                                                       ===========

----------------------------------------------------------------------------------
 Composition of Net Assets
 Paid-in capital                                                       $14,343,655
----------------------------------------------------------------------------------
 Accumulated net investment loss                                           (38,314)
----------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions               (3,179,302)
----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                786,504
                                                                       -----------
 Net Assets                                                            $11,912,543
                                                                       ===========


              6 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $5,577,281 and 839,551 shares of beneficial interest outstanding)         $6.64
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                  $7.05
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,735,066 and 265,943 shares of beneficial interest
 outstanding)                                                              $6.52
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,756,737 and 422,789 shares of beneficial interest
 outstanding)                                                              $6.52
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,842,792 and 279,502 shares of beneficial interest
 outstanding)                                                              $6.59
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $667 and 100 shares of beneficial interest
 outstanding)                                                              $6.67


 See accompanying Notes to Financial Statements.


              7 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2003
--------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $1,255)              $   47,959
--------------------------------------------------------------------------------
 Interest                                                                 2,973
                                                                     -----------
 Total investment income                                                 50,932

--------------------------------------------------------------------------------
 Expenses
 Management fees                                                         46,828
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  2,857
 Class B                                                                  7,016
 Class C                                                                 10,865
 Class N                                                                  3,575
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 11,618
 Class B                                                                  7,696
 Class C                                                                  6,191
 Class N                                                                  7,550
 Class Y                                                                      8
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees                              8,187
--------------------------------------------------------------------------------
 Shareholder reports                                                      5,371
--------------------------------------------------------------------------------
 Trustees' compensation                                                   2,397
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                248
--------------------------------------------------------------------------------
 Other                                                                    1,508
                                                                     -----------
 Total expenses                                                         121,915
 Less voluntary reimbursement of expenses                               (14,629)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class A                                                     (2,875)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class B                                                     (6,227)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class C                                                     (2,365)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class N                                                     (6,565)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class Y                                                         (8)
                                                                     -----------
 Net expenses                                                            89,246

--------------------------------------------------------------------------------
 Net Investment Loss                                                    (38,314)


--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on investments                                      (605,124)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                 1,008,934
                                                                     -----------
 Net realized and unrealized gain                                       403,810

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                $  365,496
                                                                     ===========




 See accompanying Notes to Financial Statements.




              8 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months          Year
                                                                             Ended         Ended
                                                                      May 31, 2003  November 30,
                                                                       (Unaudited)          2002
-------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                   $   (38,314)  $   (65,535)
-------------------------------------------------------------------------------------------------
 Net realized loss                                                        (605,124)   (1,915,309)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                    1,008,934      (167,888)
                                                                       --------------------------
 Net increase (decrease) in net assets resulting from operations           365,496    (2,148,732)

-------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                   443,970     1,078,766
 Class B                                                                   378,671     1,055,537
 Class C                                                                   494,260     1,628,681
 Class N                                                                   445,368     1,252,822
 Class Y                                                                        --            --

-------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                          2,127,765     2,867,074
-------------------------------------------------------------------------------------------------
 Beginning of period                                                     9,784,778     6,917,704
                                                                       --------------------------
 End of period [including accumulated net investment loss of
 $38,314 for the six months ended May 31, 2003]                        $11,912,543   $ 9,784,778
                                                                       ==========================



 See accompanying Notes to Financial Statements.


              9 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                          Six Months                    Year
                                                               Ended                   Ended
                                                        May 31, 2003                Nov. 30,
 Class A                                                 (Unaudited)        2002      2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                          $6.49       $8.56      $10.00
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.01)       (.04)       (.03)
 Net realized and unrealized gain (loss)                         .16       (2.03)      (1.41)
                                                               --------------------------------
 Total from investment operations                                .15       (2.07)      (1.44)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                $6.64       $6.49       $8.56
                                                               ================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                             2.31%     (24.18)%    (14.40)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                     $5,577      $4,981      $5,234
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $4,869      $4,862      $4,683
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (0.47)%     (0.59)%     (0.50)%
 Expenses, gross                                                1.91%       1.89%       1.44%
 Expenses, net                                                  1.49% 4,5   1.39% 4,5   1.44% 6
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          26%         77%         56%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary reimbursement of expenses less than 0.01%.

See accompanying Notes to Financial Statements.

              10 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

                                       Six Months                      Year
                                            Ended                     Ended
                                     May 31, 2003                  Nov. 30,
 Class B                              (Unaudited)          2002      2001 1
------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period       $6.40         $8.50      $10.00
------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                         (.03)         (.02)       (.06)
 Net realized and unrealized gain (loss)      .15         (2.08)      (1.44)
                                            ----------------------------------
 Total from investment operations             .12         (2.10)      (1.50)
------------------------------------------------------------------------------
 Net asset value, end of period             $6.52         $6.40       $8.50
                                            ==================================

------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2          1.88%       (24.71)%    (15.00)%

------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)  $1,735        $1,296        $354
------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,409          $620        $221
------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                        (1.21)%       (1.29)%     (1.37)%
 Expenses, gross                             3.41%         3.08%       2.45%
 Expenses, net                               2.22% 4,5     2.51% 4,5   2.24% 4
------------------------------------------------------------------------------
 Portfolio turnover rate                       26%           77%         56%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

              11 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued


                                       Six Months                      Year
                                            Ended                     Ended
                                     May 31, 2003                  Nov. 30,
 Class C                              (Unaudited)          2002      2001 1
------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period       $6.40         $8.49      $10.00
------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                         (.03)         (.06)       (.02)
 Net realized and unrealized gain (loss)      .15         (2.03)      (1.49)
                                            ----------------------------------
 Total from investment operations             .12         (2.09)      (1.51)
------------------------------------------------------------------------------
 Net asset value, end of period             $6.52         $6.40       $8.49
                                            ==================================

------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2          1.88%       (24.62)%    (15.10)%

------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)  $2,757        $2,194        $968
------------------------------------------------------------------------------
 Average net assets (in thousands)         $2,182        $1,528        $232
------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                        (1.22)%       (1.32)%     (1.31)%
 Expenses, gross                             2.88%         2.86%       2.46%
 Expenses, net                               2.36% 4,5     2.31% 4,5   2.10% 4
------------------------------------------------------------------------------
 Portfolio turnover rate                       26%           77%         56%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

              12 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

                                       Six Months                        Year
                                            Ended                       Ended
                                     May 31, 2003                    Nov. 30,
 Class N                              (Unaudited)          2002        2001 1
--------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period       $6.45        $ 8.52         $9.45
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                         (.02)         (.05)         (.02)
 Net realized and unrealized gain (loss)      .16         (2.02)         (.91)
                                            ------------------------------------
 Total from investment operations             .14         (2.07)         (.93)
--------------------------------------------------------------------------------
 Net asset value, end of period             $6.59        $ 6.45         $8.52
                                            ====================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2          2.17%       (24.30)%       (9.84)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)  $1,843        $1,313          $361
--------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,437        $1,031          $122
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                        (0.71)%       (0.82)%       (0.90)%
 Expenses, gross                             2.86%         2.56%         1.98%
 Expenses, net                               1.64% 4,5     2.01% 4,5     1.71% 4
--------------------------------------------------------------------------------
 Portfolio turnover rate                       26%           77%           56%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

              13 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued


                                        Six Months                    Year
                                             Ended                   Ended
                                      May 31, 2003                Nov. 30,
 Class Y                               (Unaudited)       2002       2001 1
--------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period        $6.51      $8.57       $10.00
-------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.01)      (.03)        (.03)
 Net realized and unrealized gain (loss)       .17      (2.03)       (1.40)
                                             ----------------------------------
 Total from investment operations              .16      (2.06)       (1.43)
-------------------------------------------------------------------------------
 Net asset value, end of period              $6.67      $6.51        $8.57
                                             ==================================

-------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2           2.46%    (24.04)%     (14.30)%

-------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)       $1         $1           $1
-------------------------------------------------------------------------------
 Average net assets (in thousands)              $1         $1           $1
-------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                         (0.20)%    (0.41)%      (0.38)%
 Expenses, gross                              2.91%     88.09%      501.48%
 Expenses, net                                1.01% 4,5  1.43% 4,5    1.25% 4,5
-------------------------------------------------------------------------------
 Portfolio turnover rate                        26%        77%          56%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

              14 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers Jennison Growth Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Jennison Associates LLC (the Sub-Advisor).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


              15 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $3,156,234. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended November 30, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2009        $  637,074
                              2010         1,804,042
                                          ----------
                              Total       $2,441,116
                                          ==========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended May 31, 2003 and the year ended November 30, 2002.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date


              16 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                    Six Months Ended May 31, 2003  Year Ended November 30, 2002
                             Shares        Amount         Shares         Amount
--------------------------------------------------------------------------------
 Class A
 Sold                       111,325     $ 678,736        215,428     $1,516,617
 Redeemed                   (38,911)     (234,766)       (59,923)      (437,851)
                            ----------------------------------------------------
 Net increase                72,414     $ 443,970        155,505     $1,078,766
                            ====================================================

--------------------------------------------------------------------------------
 Class B
 Sold                        71,263     $ 425,048        178,140     $1,172,929
 Redeemed                    (7,809)      (46,377)       (17,259)      (117,392)
                            ----------------------------------------------------
 Net increase                63,454     $ 378,671        160,881     $1,055,537
                            ====================================================

--------------------------------------------------------------------------------
 Class C
 Sold                       118,613     $ 724,816        261,409     $1,843,044
 Redeemed                   (38,855)     (230,556)       (32,313)      (214,363)
                            ----------------------------------------------------
 Net increase                79,758      $494,260        229,096     $1,628,681
                            ====================================================

--------------------------------------------------------------------------------
 Class N
 Sold                        98,161     $ 578,375        193,853     $1,476,441
 Redeemed                   (22,153)     (133,007)       (32,720)      (223,619)
                            ----------------------------------------------------
 Net increase                76,008     $ 445,368        161,133     $1,252,822
                            ====================================================

--------------------------------------------------------------------------------
 Class Y
 Sold                            --     $      --             --     $       --
 Redeemed                        --            --             --             --
                            ----------------------------------------------------
 Net increase (decrease)         --     $      --             --     $       --
                            ====================================================


              17 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2003, were $4,434,467 and $2,497,041, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time.
--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains Jennison Associates LLC (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2003, the Manager paid $21,386 to the Sub-Advisor for services to the Fund.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
               Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
           Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
 Six Months   on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
 Ended            Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
---------------------------------------------------------------------------------------------------
 May 31, 2003    $16,861         $5,657           $547        $15,119         $5,293         $3,790

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


              18 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

                          Class A       Class B        Class C        Class N
                       Contingent    Contingent     Contingent     Contingent
                         Deferred      Deferred       Deferred       Deferred
                    Sales Charges Sales Charges  Sales Charges  Sales Charges
 Six Months           Retained by   Retained by    Retained by    Retained by
 Ended                Distributor   Distributor    Distributor    Distributor
-----------------------------------------------------------------------------
 May 31, 2003                 $--       $1,032            $163           $786


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended May 31, 2003, payments under the Class A Plan totaled $2,857, all of which were paid by the Distributor to recipients, and included $290 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended May 31, 2003, were as follows:

                                                                 Distributor's
                                                Distributor's        Aggregate
                                                    Aggregate     Unreimbursed
                                                 Unreimbursed    Expenses as %
                Total Payments  Amount Retained      Expenses    of Net Assets
                    Under Plan   by Distributor    Under Plan         of Class
------------------------------------------------------------------------------
 Class B Plan          $ 7,016           $6,494      $100,696            5.80%
 Class C Plan           10,865            6,506        65,513            2.38
 Class N Plan            3,575            2,863        63,125            3.43


--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable


              19 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements Continued regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2003.

--------------------------------------------------------------------------------
 6. Fund Reorganization
 In April, 2003, the Board of Trustees approved the reorganization of Oppenheimer Select Managers Jennison Growth Fund with and into Oppenheimer Growth Fund. Shareholders of Oppenheimer Select Managers Jennison Growth Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Growth Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2003.


              20 | OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of May 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)